FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-02120


                              Security Income Fund
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               (Exact name of registrant as specified in charter)


                  One Security Benefit Place, Topeka, KS 66636
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                    (Address of principal executive offices)


              Richard M. Goldman, President, Security Income Fund,
                  One Security Benefit Place, Topeka, KS 66636
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (785) 438-3000

Date of Fiscal year-end:  12/31

Date of reporting period:  7/1/2008 - 6/30/2009


==== US INTERMEDIATE BOND SERIES (FORMERLY KNOW AS DIVERSIFIED INCOME SERIES) ==


NO RECORDS TO REPORT


============================= HIGH YIELD SERIES ================================


BIMINI CAPITAL MANAGEMENT, INC.

Ticker:       BMNM           Security ID:  090319104
Meeting Date: JUN 16, 2009   Meeting Type: Annual
Record Date:  MAY 1, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Robert J. Dwyer          For       For          Management
2     Elect Director Frank E. Jaumot          For       Against      Management
3     Ratify Auditors                         For       For          Management


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METALDYNE CORP

Ticker:                      Security ID:  591160AB2
Meeting Date: NOV 26, 2008   Meeting Type: Written Consent
Record Date:  OCT 24, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Plan of Reorganization                  None      Abstain      Management


========================== INCOME OPPORTUNITY SERIES ===========================


NO RECORDS TO REPORT - THIS FUND MERGED IN HIGH YIELD SERIES IN JULY 2008


========================= CAPITAL PRESERVATION SERIES ==========================


NO RECORDS TO REPORT - THIS FUND MERGED INTO DIVERSIFIED INCOME SERIES IN FEBRUARY 2009

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                       SECURITY INCOME FUND
                                       (Registrant)

                                       By:  RICHARD M. GOLDMAN
                                            ------------------------------------
                                            Richard M. Goldman, President


                                       Date:  August 24, 2009